Financial instruments and financial risk factors - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) international_bank	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Mar. 13, 2020 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Finance debt	$ 67,724	$ 65,132				$ 10,000
Net gain (loss) related to other assets and liabilities classified as measured at fair value	129
Dividends recognised for investments in equity instruments designated as measured at fair value through profit or loss	20	8
Proceeds from long-term financing	8,597	9,038	[1]	$ 8,712	[1]
Cash and cash equivalents	22,472	22,468	[2]	$ 25,586			$ 25,575	$ 23,484
Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Proceeds from long-term financing	8,000	9,000
Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	7,625	7,625
Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	12,175	12,175
Trade payables	4,755	3,705
Secured Letter Of Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	$ 4,440	4,190
Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | international_bank	20
Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | international_bank	25
Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Finance debt	$ 25,817	$ 17,587
Maximum | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term	30 years
Maximum | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term	24 months
Weighted average | Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate	3.00%	4.00%
Minimum | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term	1 year
Commodity price risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Board's delegated value at risk limit	$ 100	$ 100
Currency risk
Disclosure of detailed information about financial instruments [line items]
Borrowings not swapped	$ 219	407
Period in which maximum value at risk was not exceeded	3 years
Currency risk | Currency Forward Contract, USD And Sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 106	$ 434
Currency risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Board's delegated value at risk limit	$ 400
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Proportion of floating rate debt, net of interest rate swaps, to total finance debt	62.00%	73.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount	$ 419	$ 475
Interest rate risk | Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding leases, weighted average maturity period	5 years	4 years
Credit risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 7,000	$ 7,300
Credit risk | Financial guarantee contracts | Third party arrangement
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	523	432
Credit risk | Joint ventures and associates | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	692	696
Currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows	$ 24,787	22,453
Previously reported
Disclosure of detailed information about financial instruments [line items]
Finance debt		$ 65,799

[1]	a The presentation of financing cash flows for the comparative periods have been amended to align with the current period. See Note 1 for further information.
[2]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.